Commitments and Contingencies (Details Textual) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2012 USD ($) Sites	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 KCM [Member] USD ($)	Dec. 31, 2012 Guarantees on Financial Debts [Member] USD ($)	Mar. 31, 2005 Cheron [Member] USD ($)	Mar. 31, 2005 Cheron [Member] EUR (€)	Dec. 31, 2011 Ligon Capital LLC [Member] USD ($)	Dec. 31, 2012 BNDES Program [Member] USD ($)
Commitments and Contingencies (Textual) [Abstract]
Compensatory damages						$ 2.4	€ 1.5	$ 3.8
Alleged damages in amount								9.5
Punitive Damages Sought Value								25
Punitive Damages Awarded Value								7.6
Guaranties for payment of taxes performance bonds custom bonds bid bonds and bonds related to litigation	183
Guaranties related to credit lines with BNDES					331
Guaranty issued by related party									830
Guaranty issued to related party									830
Sale of ownership percentage after transaction				20.00%
Money paid due to stock transaction				83
Money received due to sale of stock transaction				57
Prepayments and other	560	1,013		26
Commitments and Contingencies (Additional Textual) [Abstract]
Number of non owned sites	53
Number of national priority list	18
Number of sites not named as a potentially responsible party (PRP) the company's liability has been resolved or has been deemed de minimis	48
Number of alleged alternatives of source of environmental damage at Parkview Well Site	2
Incurred and claims to be resolved over extended period of time	30 years
Environmental reserves	45	46
Rental expense for all operating leases	36	33	35
Guaranteed portfolio balance	195	310
Other closure costs associated with current or formerly owned or operated facilities be in Low	28
Other closure costs associated with current or formerly owned or operated facilities be in High	$ 80